Investments in Financial Instruments - Available-for-sale financial assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year	$ 7,002,712
Balance at the end of year	6,076,079	$ 7,002,712
Warrants issued by UH II
Reconciliation for all assets and liabilities measured at fair value
Foreign exchange gain (loss) derived from the hedged Warrants issued by UHI and investments in Open-Ended Fund		5,511,412
Open Ended Fund
Reconciliation for all assets and liabilities measured at fair value
Foreign exchange gain (loss) derived from the hedged Warrants issued by UHI and investments in Open-Ended Fund	99,673	471,097
FVOCIL
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year	7,001,859	44,265,046
Investments	1,118,178	602,446
Disposition of investments	(2,015,390)	(3,159,970)
Change in fair value in other comprehensive income (loss)	(33,791)	(17,317,964)
Warrants exercised for common stock of UHI		(17,387,699)
Balance at the end of year	6,070,856	7,001,859
FVOCIL | Warrants issued by UH II
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year		33,775,451
Change in fair value in other comprehensive income (loss)		(16,387,752)
Warrants exercised for common stock of UHI		(17,387,699)
FVOCIL | Open Ended Fund
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year	1,135,803	4,688,202
Disposition of investments	(258,956)	(3,159,970)
Change in fair value in other comprehensive income (loss)	68,329	(392,429)
Balance at the end of year	945,176	1,135,803
FVOCIL | Publicly traded equity instruments
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year	5,397,504	5,751,001
Disposition of investments	(1,756,434)
Change in fair value in other comprehensive income (loss)	(123,359)	(353,497)
Balance at the end of year	3,517,711	5,397,504
FVOCIL | Other Equity Instruments
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year	468,552	50,392
Investments	1,118,178	602,446
Change in fair value in other comprehensive income (loss)	21,239	(184,286)
Balance at the end of year	$ 1,607,969	$ 468,552